10. Restatement (Details - Balance Sheet) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 3,721,226	$ 394,398	$ 650,896	$ 340,071
Accounts receivable	0	26,311		25,564
Accounts receivable - related party	19,200	564		10,332
Inventories, net	66,309	47,432		68,495
Prepaid expenses	1,667	8,280		7,962
Total Current Assets	3,808,402	476,985		452,424
Property and equipment, net	5,246	6,336		8,517
Deposits	7,210	7,210		24,726
Total assets:	3,820,858	490,531		485,667
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued liabilities	270,711	449,256		368,513
Customer deposit	60,019	31,734		62,126
Income taxes payable	0	800		800
Total Current Liabilities	380,730	481,790		431,439
Deferred rent		0		468
Total Liabilities	380,730	563,132		431,907
Commitments and Contingencies
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 34,574,706 shares issued and outstanding as of December 31, 2017 and 2016, respectively	40,644	34,575		34,575
Additional paid-in capital	12,487,372	1,871,618		1,371,618
Accumulated deficit	457,377	(1,978,794)		(1,352,433)
Total stockholders' equity	(3,277,905)	(72,601)		53,760
Total Liabilities and Stockholders' Equity	$ 3,440,128	$ 490,531		485,667
Scenario, Previously Reported [Member]
CURRENT ASSETS
Cash and cash equivalents				340,071	$ 822,015
Accounts receivable				35,896
Accounts receivable - related party				0
Inventories, net				104,832
Prepaid expenses				7,962
Total Current Assets				488,763
Property and equipment, net				8,517
Deposits				24,726
Total assets:				522,006
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued liabilities				372,912
Customer deposit				57,726
Income taxes payable				800
Total Current Liabilities				431,438
Deferred rent				468
Total Liabilities				431,906
Commitments and Contingencies
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 34,574,706 shares issued and outstanding as of December 31, 2017 and 2016, respectively				34,575
Additional paid-in capital				713,239
Accumulated deficit				(657,714)
Total stockholders' equity				90,100
Total Liabilities and Stockholders' Equity				522,006
Adjustment [Member]
CURRENT ASSETS
Accounts receivable				(10,332)
Accounts receivable - related party				10,332
Inventories, net				(36,337)
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued liabilities				(4,399)
Customer deposit				4,400
Commitments and Contingencies
Additional paid-in capital				658,379
Accumulated deficit				$ (694,719)